Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable	The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2019 and 2018, and the percentage of customers in each of the three states, which was consistent with the prior year.

	December 31,
(Thousands of dollars)	2019	2018
Gas utility customer accounts receivable balance	$148,173	$138,149

Schedule of Percent of Customers by State	The following table represents customers by state at December 31, 2019:

Percent of customers by state:
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles	Activity in the allowance account for uncollectibles is summarized as follows:

(Thousands of dollars)	Allowance for Uncollectibles
Balance, December 31, 2016	$2,524
Additions charged to expense	2,310
Accounts written off, less recoveries	(2,723)
Balance, December 31, 2017	2,111
Additions charged to expense	2,959
Accounts written off, less recoveries	(2,902)
Balance, December 31, 2018	2,168
Additions charged to expense	3,507
Accounts written off, less recoveries	(3,580)
Balance, December 31, 2019	$2,095